Related party transactions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due from related parties, current	¥ 258,554	¥ 219,639
Amounts due from related parties, non-current	491,656	510,908
Amounts due to related parties, current	56,612	50,584
Finance Business [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	82,725	58,164
Amounts due from related parties, non-current	491,656	510,908
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	167,963	152,706
Amounts due to related parties, current	45,854	38,264
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	7,866	8,769
Amounts due to related parties, current	¥ 10,758	¥ 12,320